Taxation (Details) $ in Millions	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Taxation [Line Items]
Profits tax rates (in Dollars)
Percentage of assessable profits	13.30%	13.30%
Description of state administration taxation	January 1, 2023 to December 31, 2027, the State Taxation Administration of the PRC provided a preferential enterprise income tax rate on small-scale and low-profit enterprises whose annual taxable income is less than RMB3 million. For small-scale and low-profit enterprises, the portion of taxable income not exceeding RMB3 million can be counted at a reduced rate of 25%, and the enterprise income tax is calculated at a tax rate of 20%.	January 1, 2023 to December 31, 2027, the State Taxation Administration of the PRC provided a preferential enterprise income tax rate on small-scale and low-profit enterprises whose annual taxable income is less than RMB3 million. For small-scale and low-profit enterprises, the portion of taxable income not exceeding RMB3 million can be counted at a reduced rate of 25%, and the enterprise income tax is calculated at a tax rate of 20%.
Net operating loss carryforwards	$ 5,811,551		$ 1,875,027
Deferred tax operating loss carryforwards	$ 1,100,341		355,135
PRC statutory tax rate	25.00%	25.00%
Income tax paid				$ 14,278
Hong Kong [Member]
Taxation [Line Items]
Profits tax rates (in Dollars)		$ 2
Minimum [Member]
Taxation [Line Items]
Percentage of assessable profits	8.25%	8.25%
Maximum [Member]
Taxation [Line Items]
Percentage of assessable profits	25.00%	25.00%
Maximum [Member] | Hong Kong [Member]
Taxation [Line Items]
Percentage of assessable profits	16.50%	16.50%